Thompson Hine LLP

Bibb L. Strench

Partner

bibb.strench@thompsonhine.com

202.973.2727

March 2, 2016

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:      Recon Capital Series Trust

Securities Act File No. 333-183155

Investment Company Act File No. 811-22732

Ladies and Gentlemen:

On behalf of Recon Capital Series Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus contained in Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A, filed on February 26, 2016, constituting the most recent effective amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 26, 2016, accession number 0000891092-16-012766.

If you have any questions, please do not hesitate to contact Bibb L. Strench at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench

Bibb L. Strench